Stock-Based Compensation (Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option) (Detail) - Granted Date One [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expected term of option (in years)	5 years	5 years
Expected volatility	25.88%	24.83%
Dividend yield	3.28%	3.04%
Risk-free interest rate	(0.02%)	(0.10%)